Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2024		Dec. 31, 2023
	Number of shares subject to option	Weighted- average exercise price C$	Number of shares subject to option	Weighted average exercise price C$
Balance, beginning of year	2,182,970	$7.23	1,528,760	$7.38
Number of units granted during the year	902,874	$7.50	801,661	$6.75
Exercised	(482,029)	$6.56	(67,145)	$3.79
Forfeited	(106,850)	$7.62	(80,306)	$8.33
Expired	(12,858)	$10.03	-	$-
Balance, end of year	2,484,107	$7.42	2,182,970	$7.23

Disclosure of fair value assumptions used in the Black-Scholes valuation of share options [Table Text Block]
For options granted during the year ended	Dec. 31, 2024	Dec. 31, 2023
Weighted average share price at grant date (CAD)	$7.50	$6.75
Risk-free rate	3.49%	3.40%
Expected dividend yield	0.3%	0.3%
Expected stock price volatility (based on historical volatility)	51.4%	56.0%
Expected life of option (months)	84	84
Weighted average per share fair value of stock options granted (CAD)	$4.11	$3.90

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Dec. 31, 2024
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $5.26	361,658	2.15	$3.76	361,658	$3.76
$5.27 - $6.90	631,984	5.16	$6.75	152,408	$6.75
$6.91 - $8.71	866,543	6.15	$7.50	-	$-
$8.72 - $10.17	365,988	4.16	$9.92	223,287	$9.92
$10.18 - $10.42	257,934	3.15	$10.42	257,934	$10.42

Dec. 31, 2023
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $4.82	568,801	3.15	$3.76	568,801	$3.76
$5.91 - $6.75	779,959	6.17	$6.75	-	$-
$6.76 - $10.17	488,340	5.17	$9.76	174,989	$9.57
$10.18 - $10.42	345,870	4.15	$10.42	230,514	$10.42

Disclosure of number and weighted average exercise prices of warrants [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2024		Dec. 31, 2023
	Number of shares subject to warrants	Weighted- average exercise price C$	Number of shares subject to warrants	Weighted average exercise price C$
Balance, beginning of year	457,617	$7.38	59,843	$2.27
Warrants granted	-	$-	457,617	$7.38
Exercised	(386,909)	$7.38	-	$-
Expired	-	$-	(59,843)	$2.27
Balance, end of year	70,708	$7.38	457,617	$7.38

Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2024	Dec. 31, 2023
Number of units, beginning of year	1,571,160	1,360,688
Number of units granted during the year	143,527	210,472
Number of units released/paid	(195,187)	$-
Number of units, end of year	1,519,500	1,571,160
Weighted average price (C$/unit)	$10.05	$7.02
Expenses recognized during the year[1] (notes 7c, 7d)	$6.3	$1.7
Payments made during the year (note 23)	$1.6	$-

Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2024	Dec. 31, 2023
Number of units, beginning of year	1,787,728	2,082,990
Number of units granted during the year	984,758	873,371
Credits for dividends	4,618	5,594
Number of units forfeited during the year	(158,125)	(122,992)
Number of units released/paid	(395,742)	(1,051,235)
Number of units, end of year	2,223,237	1,787,728
Weighted average price - granted (C$/unit)	$7.56	$6.59
Expenses recognized during the year[1] (note 7c, 7d)	$6.7	$2.9
Payments made during the year (note 23)	$2.2	$5.1

Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2024	Dec. 31, 2023
Number of units, beginning of year	1,172,803	1,373,063
Number of units granted during the year	600,572	580,275
Credits for dividends	2,997	3,559
Number of units forfeited during the year	(169,436)	(577,900)
Number of units released/paid	(160,739)	(206,194)
Number of units, end of year	1,446,197	1,172,803
Weighted average price - granted (C$/unit)	$7.35	$6.59
Expense recognized during the year (note 7c)	$4.2	$0.6
Payments made during the year (note 23)	$0.9	$1.1